Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	1.239%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,558,488.87

Principal:
Principal Collections	$19,039,668.74
Prepayments in Full	$8,661,487.46
Liquidation Proceeds	$401,415.32
Recoveries	$163,404.84
Sub Total	$28,265,976.36
Collections	$29,824,465.23

Purchase Amounts:
Purchase Amounts Related to Principal	$341,402.50
Purchase Amounts Related to Interest	$1,499.60
Sub Total	$342,902.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,167,367.33

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,167,367.33
Servicing Fee	$441,521.91	$441,521.91	$0.00	$0.00	$29,725,845.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,725,845.42
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,725,845.42
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,725,845.42
Interest - Class A-3 Notes	$298,704.15	$298,704.15	$0.00	$0.00	$29,427,141.27
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$29,274,375.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,274,375.27
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$29,194,224.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,194,224.10
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$29,136,309.10
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,136,309.10
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$29,065,231.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,065,231.60
Regular Principal Payment	$27,141,348.63	$27,141,348.63	$0.00	$0.00	$1,923,882.97
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,923,882.97
Residual Released to Depositor	$0.00	$1,923,882.97	$0.00	$0.00	$0.00
Total		$30,167,367.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,141,348.63
Total					$27,141,348.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,141,348.63	$56.19	$298,704.15	$0.62	$27,440,052.78	$56.81
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$27,141,348.63	$16.85	$660,613.82	$0.41	$27,801,962.45	$17.26

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$280,035,141.29	0.5797829	$252,893,792.66	0.5235896
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$502,375,141.29	0.3118522	$475,233,792.66	0.2950040

Pool Information
Weighted Average APR	3.437%	3.433%
Weighted Average Remaining Term	33.57	32.78
Number of Receivables Outstanding	38,394	37,277
Pool Balance	$529,826,292.99	$501,059,195.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$502,375,141.29	$475,233,792.66
Pool Factor	0.3173756	0.3001436

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$25,825,403.02
Targeted Overcollateralization Amount	$25,825,403.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,825,403.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		129	$323,123.29
(Recoveries)		117	$163,404.84
Net Loss for Current Collection Period			$159,718.45
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3617%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4791%
Second Prior Collection Period			0.8269%
Prior Collection Period			0.5846%
Current Collection Period			0.3718%
Four Month Average (Current and Prior Three Collection Periods)			0.5656%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,056	$10,664,723.59
(Cumulative Recoveries)			$1,255,925.38
Cumulative Net Loss for All Collection Periods			$9,408,798.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5636%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,629.37
Average Net Loss for Receivables that have experienced a Realized Loss			$2,319.72

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	530	$8,833,899.21
61-90 Days Delinquent	0.17%	44	$831,550.14
91-120 Days Delinquent	0.06%	14	$290,951.28
Over 120 Days Delinquent	0.15%	41	$733,306.00
Total Delinquent Receivables	2.13%	629	$10,689,706.63

Repossession Inventory:
Repossessed in the Current Collection Period		27	$499,262.71
Total Repossessed Inventory		36	$697,902.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2387%
Prior Collection Period			0.2552%
Current Collection Period			0.2656%
Three Month Average			0.2532%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer